Payden Global Low Duration Fund
1
Schedule of Investments
- January 31, 2023 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Bonds (96%)
Australia (USD) (1%
)
250,000 Australia & New Zealand Banking Group Ltd. ,
5.09%, 12/08/25  $ 253
355,000 Commonwealth Bank of Australia , 5.08%,
1/10/25  358
185,000 Macquarie Group Ltd. 144A, (U.S. Secured
Overnight Financing Rate + 0.694%), 1.20%,
10/14/25 (a)(b) 171
200,000 NBN Co. Ltd. 144A, 0.88%, 10/08/24 (a) 186
968
Bermuda (USD) (1%
)
224,269 Eagle RE Ltd. 2021-2 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.550%), 5.86%, 4/25/34 (a)(b) 224
79,396 Home RE Ltd. 2021-2 144A, (U.S. Secured
Overnight Financing Rate Index 30day Average
+ 1.250%), 5.56%, 1/25/34 (a)(b) 79
150,000 Oaktown Re VII Ltd. 2021-2 144A, (U.S.
Secured Overnight Financing Rate Index 30day
Average + 1.600%), 5.91%, 4/25/34 (a)(b) 148
150,000 Triton Container International Ltd. 144A,
0.80%, 8/01/23 (a) 146
597
Canada (CAD) (1%
)
333,234 BMW Canada Auto Trust 2021-1A 144A,
0.50%, 7/20/24 CAD (a)(c) 247
45,098 Ford Auto Securitization Trust 2020-AA 144A,
0.89%, 8/15/24 CAD (a)(c) 34
30,549 GMF Canada Leasing Trust 2020-1A 144A,
1.05%, 11/20/25 CAD (a)(c) 23
137,092 MBarc Credit Canada Inc. 2021-AA 144A,
0.63%, 5/15/24 CAD (a)(c) 102
406
Canada (USD) (7%
)
160,000 Bank of Montreal , 5.20%, 12/12/24  161
340,000 Bank of Nova Scotia , 3.45%, 4/11/25  330
380,000 Bank of Nova Scotia , 5.25%, 12/06/24  383
350,000 Canadian Imperial Bank of Commerce , 3.30%,
4/07/25  339
300,000 Canadian Imperial Bank of Commerce , 3.95%,
8/04/25  295
550,000 CPPIB Capital Inc. 144A, 3.00%, 6/13/24 (a) 537
580,000 CPPIB Capital Inc. 144A, 4.13%, 10/21/24 (a) 576
95,000 Enbridge Inc. , 2.15%, 2/16/24  92
750,000 Export Development Canada , 3.38%, 8/26/25  737
70,000 goeasy Ltd. 144A, 5.38%, 12/01/24 (a) 67
260,000 National Bank of Canada , (U.S. Secured
Overnight Financing Rate + 1.009%), 3.75%,
6/09/25 (b) 256
370,000 National Bank of Canada , 5.25%, 1/17/25  373
180,000 Nutrien Ltd. , 5.90%, 11/07/24  183
250,000 Ontario Teachers' Finance Trust 144A, 0.38%,
9/29/23 (a) 243
340,000 Toronto-Dominion Bank , 3.77%, 6/06/25  333
310,000 TransCanada PipeLines Ltd. , 1.00%, 10/12/24  290
5,195
Cayman Islands (USD) (6%
)
200,000 ADCB Finance Cayman Ltd. 144A, 4.00%,
3/29/23 (a) 200
Principal
or Shares Security Description
Value
(000)
180,975 Barings CLO Ltd. 2013-IA 144A, (3 mo. LIBOR
USD + 0.800%), 5.61%, 1/20/28 (a)(b) $ 180
389,883 BDS 2021-FL8 144A, (1 mo. LIBOR USD +
0.920%), 5.39%, 1/18/36 (a)(b) 375
85,953 BDS Ltd. 2020-FL5 144A, (1 mo. Term Secured
Overnight Financing Rate + 1.264%), 5.75%,
2/16/37 (a)(b) 86
620,512 Bristol Park CLO Ltd. 2016-1A 144A, (3 mo.
LIBOR USD + 0.990%), 5.78%, 4/15/29 (a)(b) 616
600,000 BRSP Ltd. 2021-FL1 144A, (1 mo. LIBOR USD
+ 1.150%), 5.62%, 8/19/38 (a)(b) 585
250,000 Greystone CRE Notes Ltd. 2021-HC2 144A, (1
mo. Term Secured Overnight Financing Rate +
1.914%), 6.40%, 12/15/39 (a)(b) 245
87,851 LCM XX LP 20A 144A, (3 mo. LIBOR USD +
1.040%), 5.85%, 10/20/27 (a)(b) 88
550,000 LoanCore Issuer Ltd. 2021-CRE5 144A, (1 mo.
LIBOR USD + 1.300%), 5.75%, 7/15/36 (a)(b) 531
804,511 Magnetite VII Ltd. 2012-7A 144A, (3 mo.
LIBOR USD + 0.800%), 5.59%, 1/15/28 (a)(b) 796
191,644 Palmer Square Loan Funding Ltd. 2020-1A
144A, (3 mo. LIBOR USD + 0.800%), 5.48%,
2/20/28 (a)(b) 191
243,655 STWD Ltd. 2019-FL1 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.194%),
5.68%, 7/15/38 (a)(b) 243
46,307 Transocean Sentry Ltd. 144A, 5.38%, 5/15/23 (a) 46
326,348 TRTX Issuer Ltd. 2019-FL3 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.564%),
6.05%, 10/15/34 (a)(b) 326
4,508
France (USD) (3%
)
420,000 Banque Federative du Credit Mutuel SA 144A,
1.00%, 2/04/25 (a) 388
355,000 Banque Federative du Credit Mutuel SA 144A,
4.94%, 1/26/26 (a) 355
450,000 BPCE SA 144A, 5.70%, 10/22/23 (a) 450
395,000 BPCE SA 144A, (U.S. Secured Overnight
Financing Rate + 2.100%), 5.98%, 1/18/27 (a)
(b) 399
700,000 Caisse d'Amortissement de la Dette Sociale
144A, 0.38%, 5/27/24 (a) 661
2,253
Germany (USD) (1%
)
600,000 FMS Wertmanagement , 0.38%, 5/06/24 (d) 568
India (USD) (1%
)
500,000 REC Ltd. 144A, 5.25%, 11/13/23 (a) 499
Indonesia (USD) (1%
)
395,000 Pelabuhan Indonesia Persero PT 144A, 4.50%,
5/02/23 (a) 394
280,000 Perusahaan Penerbit SBSN Indonesia III 144A,
3.75%, 3/01/23 (a) 280
674
Ireland (USD) (1%
)
315,000 AerCap Ireland Capital DAC/AerCap Global
Aviation Trust , 1.15%, 10/29/23  306
280,000 AerCap Ireland Capital DAC/AerCap Global
Aviation Trust , 1.65%, 10/29/24  262
568

Payden Mutual Funds
Payden Global Low Duration Fund
continued
Principal
or Shares Security Description
Value
(000)
Japan (USD) (4%
)
440,000 Mitsubishi UFJ Financial Group Inc. , (1 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 0.550%), 0.95%, 7/19/25 (b) $ 412
200,000 Mitsubishi UFJ Financial Group Inc. , (1 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 1.700%), 4.79%, 7/18/25 (b) 199
200,000 NTT Finance Corp. 144A, 4.24%, 7/25/25 (a) 198
290,000 Renesas Electronics Corp. 144A, 1.54%,
11/26/24 (a) 268
250,000 Sumitomo Mitsui Financial Group Inc. , 1.47%,
7/08/25  230
500,000 Sumitomo Mitsui Financial Group Inc. , 2.45%,
9/27/24  480
435,000 Sumitomo Mitsui Trust Bank Ltd. 144A, 0.85%,
3/25/24 (a) 414
400,000 Suntory Holdings Ltd. 144A, 2.25%,
10/16/24 (a) 379
2,580
Jersey (USD) (0%
)
70,000 Aptiv PLC/Aptiv Corp. , 2.40%, 2/18/25  67
Netherlands (USD) (1%
)
750,000 BNG Bank NV 144A, 3.50%, 8/26/24 (a) 737
310,000 Stellantis NV , 5.25%, 4/15/23  310
1,047
New Zealand (USD) (0%
)
280,000 ANZ New Zealand Int'l Ltd. 144A, 2.17%,
2/18/25 (a) 265
Norway (USD) (2%
)
250,000 Aker BP ASA 144A, 2.88%, 1/15/26 (a) 236
500,000 Kommunalbanken AS 144A, 0.25%,
12/08/23 (a) 481
200,000 Var Energi ASA 144A, 7.50%, 1/15/28 (a) 209
926
Panama (USD) (0%
)
225,000 Intercorp Financial Services Inc. 144A, 4.13%,
10/19/27 (a) 204
Philippines (USD) (2%
)
800,000 Asian Development Bank , 4.13%, 9/27/24  795
560,000 Asian Development Bank , 4.25%, 1/09/26  564
1,359
Saudi Arabia (USD) (0%
)
200,000 Saudi Arabian Oil Co. 144A, 1.25%,
11/24/23 (a) 194
Spain (USD) (0%
)
200,000 Banco Santander SA , (1 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
0.450%), 0.70%, 6/30/24 (b) 196
Sweden (USD) (2%
)
700,000 Kommuninvest I Sverige AB 144A, 3.25%,
1/16/24 (a) 690
1,000,000 Svensk Exportkredit AB , 3.63%, 9/03/24  984
1,674
Switzerland (USD) (1%
)
450,000 Credit Suisse Group AG 144A, (3 mo. LIBOR
USD + 1.240%), 4.21%, 6/12/24 (a)(b) 443
Principal
or Shares Security Description
Value
(000)
200,000 UBS Group AG 144A, (1 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
0.830%), 1.01%, 7/30/24 (a)(b) $ 196
639
United Kingdom (GBP) (0%
)
150,000 Sage AR Funding No 1 PLC 1A 144A, (Sterling
Overnight Index Average + 1.250%), 4.50%,
11/17/30 GBP (a)(b)(c) 178
United Kingdom (USD) (1%
)
205,000 Barclays PLC , (1 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 0.800%),
1.01%, 12/10/24 (b) 197
420,000 British Telecommunications PLC , 4.50%,
12/04/23  417
255,000 Royalty Pharma PLC , 0.75%, 9/02/23  249
863
United States (USD) (57%
)
290,000 7-Eleven Inc. 144A, 0.80%, 2/10/24 (a) 277
370,000 Albertsons Cos. Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC 144A, 3.50%,
2/15/23 (a) 370
85,000 American Honda Finance Corp. , 4.75%, 1/12/26  86
345,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 1.330%), 3.38%, 4/02/26 (b) 334
345,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 1.110%), 3.84%, 4/25/25 (b) 339
415,000 Bank of America Corp. , (U.S. Secured Overnight
Financing Rate + 1.750%), 4.83%, 7/22/26 (b) 414
207,242 Bellemeade RE Ltd. 2021-3A 144A, (U.S.
Secured Overnight Financing Rate Index 30day
Average + 1.000%), 5.31%, 9/25/31 (a)(b) 206
14,641,347 Benchmark Mortgage Trust 2018-B6, 0.41%,
10/10/51 (e) 213
95,000 Blackstone Private Credit Fund , 1.75%, 9/15/24  89
150,000 Blue Racer Midstream LLC/Blue Racer Finance
Corp. 144A, 7.63%, 12/15/25 (a) 153
153,000 BX Commercial Mortgage Trust 2019-XL 144A,
(1 mo. Term Secured Overnight Financing Rate
+ 1.194%), 5.67%, 10/15/36 (a)(b) 152
280,000 BX Commercial Mortgage Trust 2020-VKNG
144A, (1 mo. Term Secured Overnight Financing
Rate + 1.244%), 5.72%, 10/15/37 (a)(b) 274
200,000 BX Trust 2021-ARIA 144A, (1 mo. LIBOR
USD + 0.899%), 5.36%, 10/15/36 (a)(b) 194
370,000 California Earthquake Authority A, 5.39%,
7/01/23  370
2,854,610 Cantor Commercial Real Estate Lending 2019-
CF1, 1.13%, 5/15/52 (e) 136
89,275 CARS-DB4 LP 2020-1A 144A, 2.69%,
2/15/50 (a) 84
471,949 CARS-DB5 LP 2021-1A 144A, 1.44%,
8/15/51 (a) 411
70,000 CDW LLC/CDW Finance Corp. , 5.50%,
12/01/24  70
148,876 CHC Commercial Mortgage Trust 2019-CHC
144A, (1 mo. LIBOR USD + 2.050%), 6.51%,
6/15/34 (a)(b) 138
347,377 CHC Commercial Mortgage Trust 2019-CHC
144A, (1 mo. LIBOR USD + 2.350%), 6.81%,
6/15/34 (a)(b) 319
265,000 Cheniere Corpus Christi Holdings LLC , 5.88%,
3/31/25  268

Principal
or Shares Security Description
Value
(000)
265,000 Citigroup Inc. , (U.S. Secured Overnight
Financing Rate + 1.546%), 5.61%, 9/29/26 (b) $ 269
55,000 Civitas Resources Inc. 144A, 5.00%,
10/15/26 (a) 51
190,000 CommonSpirit Health , 6.07%, 11/01/27  198
25,653 Connecticut Avenue Securities Trust 2020-R01
144A, (1 mo. LIBOR USD + 2.050%), 6.56%,
1/25/40 (a)(b) 26
3,127 Connecticut Avenue Securities Trust 2019-R06
144A, (1 mo. LIBOR USD + 2.100%), 6.61%,
9/25/39 (a)(b) 3
14,260 Connecticut Avenue Securities Trust 2019-R07
144A, (1 mo. LIBOR USD + 2.100%), 6.61%,
10/25/39 (a)(b) 14
268,043 Connecticut Avenue Securities Trust 2019-HRP1
144A, (1 mo. LIBOR USD + 2.150%), 6.66%,
11/25/39 (a)(b) 266
183,585 Connecticut Avenue Securities Trust 2022-
R08 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.550%), 6.86%,
7/25/42 (a)(b) 186
100,000 Connecticut Avenue Securities Trust 2020-SBT1
144A, (1 mo. LIBOR USD + 3.650%), 8.16%,
2/25/40 (a)(b) 101
150,000 Daimler Truck Finance North America LLC
144A, 1.13%, 12/14/23 (a) 145
150,000 Daimler Truck Finance North America LLC
144A, 1.63%, 12/13/24 (a) 141
180,000 Daimler Truck Finance North America LLC
144A, 3.50%, 4/07/25 (a) 174
300,000 DataBank Issuer 2021-2A 144A, 2.40%,
10/25/51 (a) 267
104,000 Devon Energy Corp. , 5.88%, 6/15/28  107
400,000 Diamond Issuer 2021-1A 144A, 2.31%,
11/20/51 (a) 347
13,008 Drive Auto Receivables Trust 2020-1, 2.36%,
3/16/26  13
650,000 Enterprise Fleet Financing LLC 2022-3 144A,
4.38%, 7/20/29 (a) 640
90,000 EQT Corp. , 5.68%, 10/01/25  90
70,000 EQT Corp. , 6.13%, 2/01/25  71
300,000 Exeter Automobile Receivables Trust 2022-5A,
5.43%, 4/15/26  299
700,000 Fannie Mae Connecticut Avenue Securities 2021-
R02 144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.000%), 6.31%,
11/25/41 (a)(b) 664
470,000 Federal Home Loan Mortgage Corp. , 4.00%,
2/28/25  463
250,000 First-Citizens Bank & Trust Co. , (3 mo. Term
Secured Overnight Financing Rate + 1.715%),
2.97%, 9/27/25 (b) 239
300,000 Flexential Issuer 2021-1A 144A, 3.25%,
11/27/51 (a) 272
200,000 Ford Motor Credit Co. LLC , 5.13%, 6/16/25  197
130,209 Freddie Mac STACR REMIC Trust 2021-HQA3
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 0.850%), 5.16%,
9/25/41 (a)(b) 126
25,383 Freddie Mac STACR REMIC Trust 2020-DNA1
144A, (1 mo. LIBOR USD + 1.700%), 6.21%,
1/25/50 (a)(b) 25
Principal
or Shares Security Description
Value
(000)
42,078 Freddie Mac STACR REMIC Trust 2020-DNA2
144A, (1 mo. LIBOR USD + 1.850%), 6.36%,
2/25/50 (a)(b) $ 42
40,874 Freddie Mac STACR REMIC Trust 2020-HQA1
144A, (1 mo. LIBOR USD + 1.900%), 6.41%,
1/25/50 (a)(b) 41
250,000 Freddie Mac Structured Agency Credit Risk
Debt Notes 2017-HRP1, (1 mo. LIBOR USD +
4.600%), 9.11%, 12/25/42 (b) 258
246,586 Freddie Mac Structured Agency Credit Risk
Debt Notes 2017-DNA2, (1 mo. LIBOR USD +
11.250%), 15.76%, 10/25/29 (b) 253
70,000 Freeport-McMoRan Inc. , 4.55%, 11/14/24  69
245,000 FS KKR Capital Corp. 144A, 4.25%, 2/14/25 (a) 231
210,000 General Motors Financial Co. Inc. , 1.20%,
10/15/24  196
65,000 General Motors Financial Co. Inc. , 3.80%,
4/07/25  63
200,000 Genting New York LLC/GENNY Capital Inc.
144A, 3.30%, 2/15/26 (a) 179
420,000 Glencore Funding LLC 144A, 4.63%, 4/29/24 (a) 417
110,000 GM Financial Consumer Automobile Receivables
Trust 2020-1, 2.03%, 4/16/25  108
80,000 GM Financial Consumer Automobile Receivables
Trust 2020-1, 2.18%, 5/16/25  78
350,000 Goldman Sachs Group Inc. , (U.S. Secured
Overnight Financing Rate + 0.730%), 1.76%,
1/24/25 (b) 337
135,000 Golub Capital BDC Inc. , 3.38%, 4/15/24  131
15,000 Graphic Packaging International LLC , 4.13%,
8/15/24  15
125,000 Gray Oak Pipeline LLC 144A, 2.00%,
9/15/23 (a) 122
250,000 GSK Consumer Healthcare Capital U.S. LLC ,
3.02%, 3/24/24  244
70,000 HCA Inc. , 5.38%, 2/01/25  70
205,000 Hyundai Capital America 144A, 1.00%,
9/17/24 (a) 192
250,000 Hyundai Capital America 144A, 1.25%,
9/18/23 (a) 244
130,000 Icahn Enterprises LP/Icahn Enterprises Finance
Corp. , 4.75%, 9/15/24  127
40,000 iStar Inc. , 4.75%, 10/01/24  40
175,000 JPMorgan Chase & Co. , (U.S. Secured Overnight
Financing Rate + 1.320%), 4.08%, 4/26/26 (b) 172
342,322 JPMorgan Chase Bank N.A.-CACLN 2021-2
144A, 0.97%, 12/26/28 (a) 328
255,000 Mercedes-Benz Finance North America LLC
144A, 5.50%, 11/27/24 (a) 259
70,000 Meritage Homes Corp. , 6.00%, 6/01/25  70
335,000 Microchip Technology Inc. , 0.97%, 2/15/24  321
360,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 0.940%), 2.63%, 2/18/26 (b) 342
340,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 1.160%), 3.62%, 4/17/25 (b) 334
180,000 Morgan Stanley , (U.S. Secured Overnight
Financing Rate + 1.669%), 4.68%, 7/17/26 (b) 179
286,409 Navient Private Education Refi Loan Trust 2021-
CA 144A, 1.06%, 10/15/69 (a) 251
312,062 Navient Private Education Refi Loan Trust 2021-
FA 144A, 1.11%, 2/18/70 (a) 267
124,914 New Residential Mortgage Loan Trust 2017-1A
144A, 4.00%, 2/25/57 (a)(e) 119

Payden Mutual Funds
Payden Global Low Duration Fund
continued
Principal
or Shares Security Description
Value
(000)
216,986 New Residential Mortgage Loan Trust 2017-4A
144A, 4.00%, 5/25/57 (a)(e) $ 205
180,000 NextEra Energy Operating Partners LP 144A,
4.25%, 7/15/24 (a) 176
355,000 Nissan Motor Acceptance Co. LLC 144A, 1.05%,
3/08/24 (a) 337
85,000 Nissan Motor Acceptance Co. LLC 144A, 1.13%,
9/16/24 (a) 79
529,219 Oak Street Investment Grade Net Lease Fund
Series 2020-1A 144A, 1.85%, 11/20/50 (a) 479
365,000 Omega Healthcare Investors Inc. , 4.38%,
8/01/23  364
500,000 ONE Mortgage Trust 2021-PARK 144A, (1
mo. Term Secured Overnight Financing Rate +
0.814%), 5.29%, 3/15/36 (a)(b) 480
500,000 OneMain Direct Auto Receivables Trust 2022-
1A 144A, 4.65%, 3/14/29 (a) 490
400,000 OneMain Financial Issuance Trust 2022-2A
144A, 4.89%, 10/14/34 (a) 395
400,000 OneMain Financial Issuance Trust 2022-3A
144A, 5.94%, 5/15/34 (a) 404
130,000 Owl Rock Capital Corp. , 4.25%, 1/15/26  122
85,000 Owl Rock Technology Finance Corp. 144A,
3.75%, 6/17/26 (a) 75
70,000 Penske Automotive Group Inc. , 3.50%, 9/01/25  66
145,000 Qorvo Inc. 144A, 1.75%, 12/15/24 (a) 136
70,000 Radian Group Inc. , 6.63%, 3/15/25  70
180,000 Regal Rexnord Corp. 144A, 6.05%, 2/15/26 (a) 183
165,000 Rocket Mortgage LLC/Rocket Mortgage Co.-
Issuer Inc. 144A, 2.88%, 10/15/26 (a) 147
168,670 Santander Bank Auto Credit-Linked Notes Series
2022-A 144A, 5.28%, 5/15/32 (a) 165
202,569 Santander Bank Auto Credit-Linked Notes Series
2022-B 144A, 6.79%, 8/16/32 (a) 201
239,505 Santander Bank Auto Credit-Linked Notes Series
2022-C 144A, 6.99%, 12/15/32 (a) 240
124,381 Santander Bank N.A.-SBCLN 2021-1A 144A,
1.83%, 12/15/31 (a) 120
650,000 Santander Drive Auto Receivables Trust 2022-5,
4.11%, 8/17/26  643
300,000 Santander Drive Auto Receivables Trust 2022-6,
4.49%, 11/16/26  298
200,000 SBA Tower Trust 144A, 1.63%, 11/15/26 (a) 175
180,000 SBA Tower Trust 144A, 1.88%, 1/15/26 (a) 162
227,998 SoFi Professional Loan Program Trust 2021-A
144A, 1.03%, 8/17/43 (a) 194
378,266 SoFi Professional Loan Program Trust 2021-B
144A, 1.14%, 2/15/47 (a) 322
350,000 Stack Infrastructure Issuer LLC 2020-1A 144A,
1.89%, 8/25/45 (a) 319
288,250 Stack Infrastructure Issuer LLC 2019-1A 144A,
4.54%, 2/25/44 (a) 282
45,516 STACR Trust 2018-HRP1 144A, (1 mo. LIBOR
USD + 1.650%), 6.16%, 4/25/43 (a)(b) 45
150,000 STACR Trust 2018-HRP2 144A, (1 mo. LIBOR
USD + 10.500%), 15.01%, 2/25/47 (a)(b) 161
70,000 Taylor Morrison Communities Inc./Taylor
Morrison Holdings II Inc. 144A, 5.63%,
3/01/24 (a) 70
50,000 T-Mobile USA Inc. , 2.25%, 2/15/26  46
55,000 Toll Brothers Finance Corp. , 4.38%, 4/15/23  55
70,000 Toll Brothers Finance Corp. , 4.88%, 11/15/25  69
Principal
or Shares Security Description
Value
(000)
70,000 TRI Pointe Group Inc./TRI Pointe Homes Inc. ,
5.88%, 6/15/24  $ 70
91,000 U.S. Treasury Note , 1.50%, 2/15/25  86
2,810,000 U.S. Treasury Note , 2.63%, 4/15/25  2,723
3,570,000 U.S. Treasury Note , 2.88%, 5/15/25  3,468
955,000 U.S. Treasury Note , 2.88%, 6/15/25  930
4,595,000 U.S. Treasury Note , 3.00%, 7/15/25  4,487
3,010,000 U.S. Treasury Note , 3.88%, 1/15/26  3,010
1,759,000 U.S. Treasury Note , 4.38%, 11/15/25  1,786
450,000 Vantage Data Centers Issuer LLC 2020-1A 144A,
1.65%, 9/15/45 (a) 404
241,458 Vantage Data Centers Issuer LLC 2019-1A 144A,
3.19%, 7/15/44 (a) 231
239,583 Vantage Data Centers Issuer LLC 2018-2A 144A,
4.20%, 11/15/43 (a) 235
75,000 VICI Properties LP , 4.38%, 5/15/25  73
225,000 Vistra Operations Co. LLC 144A, 3.55%,
7/15/24 (a) 218
355,000 Volkswagen Group of America Finance LLC
144A, 0.88%, 11/22/23 (a) 343
200,000 Volkswagen Group of America Finance LLC
144A, 3.95%, 6/06/25 (a) 195
125,000 Warnermedia Holdings Inc. 144A, 3.43%,
3/15/24 (a) 122
110,000 Warnermedia Holdings Inc. 144A, 3.64%,
3/15/25 (a) 106
265,000 Wells Fargo & Co. , (U.S. Secured Overnight
Financing Rate + 1.320%), 3.91%, 4/25/26 (b) 259
6,920,009 Wells Fargo Commercial Mortgage Trust 2018-
C46, 0.93%, 8/15/51 (e) 184
100,000 Westinghouse Air Brake Technologies Corp. ,
3.20%, 6/15/25  95
240,000 Westlake Automobile Receivables Trust 2020-
1A 144A, 2.80%, 6/16/25 (a) 236
700,000 Westlake Automobile Receivables Trust 2022-
2A 144A, 3.75%, 4/15/26 (a) 687
297,000 Wingstop Funding LLC 2020-1A 144A, 2.84%,
12/05/50 (a) 264
44,377
Commercial Paper(f) (3%
)
750,000 Bell Canada , 4.72%, 2/08/23 749
720,000 National Securities Clearing Corp. , 4.34%,
2/06/23 719
750,000 Nederlandse Waterschapsbank N.V. , 4.35%,
2/03/23 750
Total Bonds
(Cost - $75,631) 73,023
Investment Company (3%)
1,926,243 Payden Cash Reserves Money Market Fund*
(Cost - $1,926)  1,926
Total Investments (Cost - $77,557)  (99%)
74,949
Other Assets, net of Liabilities ( 1% )
491
Net Assets (100%)
$ 75,440

* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Floating rate security. The rate shown reflects the rate in effect at January
31, 2023.
(c) Principal in foreign currency.
(d) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(e) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(f) Yield to maturity at time of purchase.
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
CAD 724
USD  536 HSBC Bank USA, N.A. 03/15/2023 $ 8
USD 968
CAD  1,255 HSBC Bank USA, N.A. 03/15/2023 25
33
Liabilities:
USD 176 GBP  150 HSBC Bank USA, N.A. 03/15/2023 (9)
Net Unrealized Appreciation (Depreciation)
$24
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Long Contracts:
90 Day Eurodollar Future 34 Sep-23 $ 8,075 $ (352) $ (352)
U.S. Treasury 2-Year Note Future 49 Mar-23 10,077 6 6
a a
(346)
Short Contracts:
U.S. Treasury 5-Year Note Future 28 Mar-23 (3,059) (29) (29)
a a
Total Futures
$(375)